Post-Employment Benefits - Summary of Defined Contributions Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 45	$ 44	$ 42	$ 89	$ 77
Defined contribution pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	8	9	8	17	16
Government pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 37	$ 35	$ 34	$ 72	$ 61